UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   June 29, 2001
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 804-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     07/23/01
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.  (Check here if no  holdings  reported  are in this
     report,   and  all  holdings  are  reported  by  other   reporting
     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       73
                                        ----------------------

Form 13F Information Table Value Total:      132,472
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value  Shrs or                 Investment Other          Voting Authority
Issuer                        Class     CUSIP      (x$1000) Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                        -----     -----      -------- ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                   common   002824100     3,384   70,496                    Sole             70,496
ADM                           common    39483102       587   43,451                    Sole             43,451
American Electric Power       common   025537101       262    5,666                    Sole              5,666
Agilent Technologies          common   00846U101       981   30,171                    Sole             30,171
Allegheny Energy              common    17361106       335    6,944                    Sole              6,944
Amer Home Products            common    26609107     1,538   26,283                    Sole             26,283
America OnLine                common   02364J104     1,434   27,057                    Sole             27,057
Bank of America               common    60505104     5,093   84,846                    Sole             84,846
BB&T                          common    54937107     1,409   38,400                    Sole             38,400
Bell South                    common    79860102     2,568   63,771                    Sole             63,771
Boeing                        common    97023105     1,335   24,017                    Sole             24,017
BP Amoco                      common    55622104     2,192   43,978                    Sole             43,978
Bristol Myers Squibb          common   110122108     3,868   73,958                    Sole             73,958
Chevron                       common   166751107       561    6,195                    Sole              6,195
Cisco Systems                 common   17275R102     1,428   73,801                    Sole             73,801
Citigroup Inc                 common   172967101     1,073   20,308                    Sole             20,308
Coca-Cola                     common   191216100     1,344   29,867                    Sole             29,867
Conoco Class A                common   208251306       264    9,350                    Sole              9,350
Consolidated Edison           common   209115104       251    6,300                    Sole              6,300
CSX                           common   126408103       305    8,410                    Sole              8,410
Dell Computer                 common   247025109     1,543   57,675                    Sole             57,675
Dow Chemical Co               common   260543103       333   10,023                    Sole             10,023
Duke Energy                   common   264399106     1,406   36,042                    Sole             36,042
Duke Energy 8 1/4 Pfd         common   264399585       998   38,900                    Sole             38,900
DuPont                        common   263534109     2,853   59,135                    Sole             59,135
Eli Lilly & Co                common   532457108       274    3,700                    Sole              3,700
Enron                         common   293561106     1,244   25,332                    Sole             25,332
Ericsson                      common   294821400       270   50,325                    Sole             50,325
Exxon- Mobil                  common   30231G102    11,685  133,768                    Sole            133,768
FDX Corp                      common   31428X106     1,363   33,900                    Sole             33,900
First Union                   common   337358105       399   11,420                    Sole             11,420
First Virginia Bank           common   337477103     1,079   22,904                    Sole             22,904
FleetBoston Financial         common   339030108       667   16,900                    Sole             16,900
Ford Motor                    common   345370860     1,718   69,967                    Sole             69,967
General Electric              common   369604103    15,476  315,828                    Sole            315,828
Gillette                      common   375766102       236    8,148                    Sole              8,148
Glaxo SmithKline ADR          common   37733W105       433    7,708                    Sole              7,708
Guidant                       common   401698105       788   21,900                    Sole             21,900
Heinz                         common   423074103       219    5,350                    Sole              5,350
Hershey Foods                 common   427866108       415    6,725                    Sole              6,725
Hewlett Packard               common   428236103     1,888   66,009                    Sole             66,009
Home Depot                    common   437076102     1,502   31,800                    Sole             31,800
Honeywell                     common   438516106       352   10,075                    Sole             10,075
IBM Corp                      common   459200101       384    3,400                    Sole              3,400
ITT Hartford Cap I 7.7% Pfd   Pfd      416315208       230    9,300                    Sole              9,300
Intel                         common   458140100       917   30,250                    Sole             30,250
Jefferson Pilot               common   475070108     6,081  125,857                    Sole            125,857
Johnson & Johnson             common   478160104     4,306   85,816                    Sole             85,816
Key Corp                      common   493267108       212    8,130                    Sole              8,130
Lucent Technologies           common   549463107        62   10,038                    Sole             10,038
MCI WorldCom                  common   98157D106       405   27,238                    Sole             27,238
3M                            common   604059105     1,466   12,852                    Sole             12,852
Medtronic                     common   585055106       623   13,550                    Sole             13,550
Merck                         common   589331107     2,462   38,518                    Sole             38,518
Microsoft                     common   594918104     2,120   29,531                    Sole             29,531
Norfolk Southern              common   655844108     2,270  109,414                    Sole            109,414
Pepsi                         common   713448108     3,856   87,242                    Sole             87,242
Pfizer                        common   717081103     1,163   28,933                    Sole             28,933
Philip Morris                 common   718154107       531   10,668                    Sole             10,668
Procter & Gamble              common   742718109     5,184   81,256                    Sole             81,256
Royal Dutch                   common   780257804     1,285   22,050                    Sole             22,050
S & P 500 Technology Index    common   81369Y803       621   22,050                    Sole             22,050
S&P Financial Svc Index       common   81369Y605       361   12,700                    Sole             12,700
SBC Communications            common   78387G103     2,942   73,442                    Sole             73,442
Schering- Plough              common   806605101       972   26,876                    Sole             26,876
Southern Capital 8.25% Pfd    Pfd      842542201       155   15,450                    Sole             15,450
Sprint Corp                   common   852061100       224   10,487                    Sole             10,487
SunTrust Bank                 common   867914103     2,332   36,004                    Sole             36,004
Tyco International Ltd        common   902124106     1,110   20,370                    Sole             20,370
United Techologies            common   913017109       471    6,423                    Sole              6,423
VA Power Co 7.15% Pfd Ser A   Pfd      927804617       425   17,000                    Sole             17,000
Verizon                       common   92343V104     6,032  111,711                    Sole            111,711
Wachovia                      common   929771103     5,917   83,169                    Sole             83,169


                                                   132,472 2,906,528